                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10387
                                                      ---------

                           Tax Managed Value Portfolio
                           ---------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED VALUE PORTFOLIO as of April 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 97.6%

SECURITY                                             SHARES        VALUE
---------------------------------------------------------------------------------
ADVERTISING -- 0.6%

Omnicom Group, Inc.                                       56,500   $    4,492,315
---------------------------------------------------------------------------------
                                                                   $    4,492,315
---------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 3.8%

General Dynamics Corp.                                   155,000   $   14,511,100
Northrop Grumman Corp.                                    75,000        7,443,750
United Technologies Corp.                                 85,000        7,332,100
---------------------------------------------------------------------------------
                                                                   $   29,286,950
---------------------------------------------------------------------------------

AUTO PARTS AND EQUIPMENT -- 0.5%

BorgWarner, Inc.                                          50,000   $    4,097,000
---------------------------------------------------------------------------------
                                                                   $    4,097,000
---------------------------------------------------------------------------------

BANKS - EUROPEAN -- 0.6%

Anglo Irish Bank Corp., PLC                              300,000   $    4,908,881
---------------------------------------------------------------------------------
                                                                   $    4,908,881
---------------------------------------------------------------------------------

BANKS - REGIONAL -- 13.0%

Bank of America Corp.                                    239,486   $   19,276,228
Bank One Corp.                                           175,000        8,639,750
Charter One Financial, Inc.                              175,000        5,839,750
National City Corp.                                      325,000       11,267,750
SouthTrust Corp.                                         225,000        6,993,000
TCF Financial Corp.                                      150,000        7,432,500
Wachovia Corp.                                           300,000       13,725,000
Washington Mutual, Inc.                                  250,000        9,847,500
Wells Fargo & Co.                                        275,000       15,526,500
---------------------------------------------------------------------------------
                                                                   $   98,547,978
---------------------------------------------------------------------------------

BEVERAGES -- 0.7%

Anheuser-Busch Cos., Inc.                                100,000   $    5,124,000
---------------------------------------------------------------------------------
                                                                   $    5,124,000
---------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 1.9%

Clear Channel Communications, Inc.                       200,000   $    8,298,000
Comcast Corp., Class A(1)                                200,000        6,020,000
---------------------------------------------------------------------------------
                                                                   $   14,318,000
---------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.0%

Lennar Corp.                                             160,000   $    7,496,000
---------------------------------------------------------------------------------
                                                                   $    7,496,000
---------------------------------------------------------------------------------

CHEMICALS -- 1.2%

Air Products and Chemicals, Inc.                         190,000   $    9,463,900
---------------------------------------------------------------------------------
                                                                   $    9,463,900
---------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 4.0%

ALLTEL Corp.                                             150,000   $    7,551,000
BellSouth Corp.                                          175,000        4,516,750
SBC Communications, Inc.                                 350,000        8,715,000
Verizon Communications, Inc.                             254,000        9,585,960
---------------------------------------------------------------------------------
                                                                   $   30,368,710
---------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 3.4%

Diebold, Inc.                                            100,000   $    4,609,000
Hewlett-Packard Co.                                      385,000        7,584,500
International Business Machines Corp.                    155,000       13,666,350
---------------------------------------------------------------------------------
                                                                   $   25,859,850
---------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING -- 1.5%

Cooper Industries Ltd., Class A(2)                       100,000   $    5,491,000
Eaton Corp.                                              100,000        5,938,000
---------------------------------------------------------------------------------
                                                                   $   11,429,000
---------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 6.8%

ALLETE, Inc.                                             125,000   $    4,318,750
Dominion Resources, Inc.                                 175,000       11,166,750
Entergy Corp.                                            186,000       10,155,600
Exelon Corp.                                             200,000       13,388,000
FirstEnergy Corp.                                         75,000        2,932,500
FPL Group, Inc.                                          155,000        9,861,100
---------------------------------------------------------------------------------
                                                                   $   51,822,700
---------------------------------------------------------------------------------

FINANCIAL SERVICES -- 7.5%

Citigroup, Inc.                                          350,000   $   16,831,500
Countrywide Financial Corp.                              225,000       13,342,500
Fannie Mae                                                75,000        5,154,000
First Data Corp.                                         175,000        7,943,250
J.P. Morgan Chase & Co.                                  185,000        6,956,000
National Commerce Financial Corp.                        265,000        7,046,350
---------------------------------------------------------------------------------
                                                                   $   57,273,600
---------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES        VALUE
---------------------------------------------------------------------------------
FOODS -- 3.4%

Kellogg Co.                                               90,000   $    3,861,000
Nestle SA(2)                                              45,000       11,383,619
Sara Lee Corp.                                           450,000       10,386,000
---------------------------------------------------------------------------------
                                                                   $   25,630,619
---------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.8%

Caremark Rx, Inc.(1)                                     175,000   $    5,923,750
---------------------------------------------------------------------------------
                                                                   $    5,923,750
---------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.4%

Kimberly-Clark Corp.                                     160,000   $   10,472,000
---------------------------------------------------------------------------------
                                                                   $   10,472,000
---------------------------------------------------------------------------------

INFORMATION TECHNOLOGY AND MANAGEMENT
CONSULTING -- 0.6%

Accenture Ltd., Class A(1)(2)                            199,000   $    4,730,230
---------------------------------------------------------------------------------
                                                                   $    4,730,230
---------------------------------------------------------------------------------

INSURANCE -- 5.2%

Allstate Corp. (The)                                     150,000   $    6,885,000
Marsh & McLennan Cos., Inc.                               75,000        3,382,500
MetLife, Inc.                                            450,000       15,525,000
Progressive Corp.                                         91,500        8,008,080
XL Capital Ltd., Class A(2)                               75,000        5,726,250
---------------------------------------------------------------------------------
                                                                   $   39,526,830
---------------------------------------------------------------------------------

INVESTMENT SERVICES -- 3.9%

Franklin Resources, Inc.                                  75,000   $    4,112,250
Goldman Sachs Group, Inc.                                100,000        9,650,000
Merrill Lynch & Co., Inc.                                160,000        8,676,800
Morgan Stanley                                           137,000        7,040,430
---------------------------------------------------------------------------------
                                                                   $   29,479,480
---------------------------------------------------------------------------------

MACHINERY -- 1.3%

Deere and Co.                                            150,000   $   10,206,000
---------------------------------------------------------------------------------
                                                                   $   10,206,000
---------------------------------------------------------------------------------

MEDICAL - DRUGS -- 3.8%

Abbott Laboratories                                       75,000   $    3,301,500
Cardinal Health, Inc.                                    110,000        8,057,500
Pfizer, Inc.                                             325,000       11,622,000
Wyeth                                                    150,000   $    5,710,500
---------------------------------------------------------------------------------
                                                                   $   28,691,500
---------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.8%

Alcoa, Inc.                                              450,000   $   13,837,500
---------------------------------------------------------------------------------
                                                                   $   13,837,500
---------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 2.3%

GlobalSantaFe Corp.                                      368,000   $    9,704,160
Noble Corp.(1)                                           200,000        7,432,000
---------------------------------------------------------------------------------
                                                                   $   17,136,160
---------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 0.8%

Apache Corp.                                             150,000   $    6,280,500
---------------------------------------------------------------------------------
                                                                   $    6,280,500
---------------------------------------------------------------------------------

OIL AND GAS - INTEGRATED -- 8.0%

ChevronTexaco Corp.                                      150,000   $   13,725,000
ConocoPhillips                                           225,000       16,042,500
Exxon Mobil Corp.                                        350,000       14,892,500
Occidental Petroleum Corp.                               340,000       16,048,000
---------------------------------------------------------------------------------
                                                                   $   60,708,000
---------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.8%

Weyerhaeuser Co.                                         225,000   $   13,320,000
---------------------------------------------------------------------------------
                                                                   $   13,320,000
---------------------------------------------------------------------------------

PUBLISHING -- 1.8%

Gannett Co., Inc.                                        155,000   $   13,435,400
---------------------------------------------------------------------------------
                                                                   $   13,435,400
---------------------------------------------------------------------------------

REITS -- 2.5%

AMB Property Corp.                                       112,500   $    3,408,750
AvalonBay Communities, Inc.                               75,000        3,722,250
General Growth Properties, Inc.                          150,000        4,066,500
Public Storage, Inc.                                      90,000        3,761,100
Vornado Realty Trust                                      75,000        3,783,750
---------------------------------------------------------------------------------
                                                                   $   18,742,350
---------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES        VALUE
---------------------------------------------------------------------------------
RESTAURANTS -- 0.9%

McDonald's Corp.                                         250,000   $    6,807,500
---------------------------------------------------------------------------------
                                                                   $    6,807,500
---------------------------------------------------------------------------------

RETAIL - HOME IMPROVEMENT -- 1.0%

Home Depot, Inc. (The)                                   225,000   $    7,917,750
---------------------------------------------------------------------------------
                                                                   $    7,917,750
---------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 4.3%

Sears, Roebuck & Co.                                     200,000   $    8,010,000
Target Corporation                                       206,000        8,934,220
TJX Companies, Inc.                                      630,000       15,479,100
---------------------------------------------------------------------------------
                                                                   $   32,423,320
---------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT
MANUFACTURING -- 1.2%

Motorola, Inc.                                           250,000   $    4,562,500
Nokia Corp. - Sponsored ADR                              350,000        4,903,500
---------------------------------------------------------------------------------
                                                                   $    9,466,000
---------------------------------------------------------------------------------

TOBACCO -- 1.8%

Altria Group, Inc.                                       249,000   $   13,789,620
---------------------------------------------------------------------------------
                                                                   $   13,789,620
---------------------------------------------------------------------------------

TRANSPORT - SERVICES -- 0.6%

FedEx Corp.                                               65,500   $    4,710,105
---------------------------------------------------------------------------------
                                                                   $    4,710,105
---------------------------------------------------------------------------------

TRANSPORTATION -- 1.1%

Burlington Northern Santa Fe Corp.                       125,000   $    4,087,500
Union Pacific Corp.                                       75,000        4,419,750
---------------------------------------------------------------------------------
                                                                   $    8,507,250
---------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS -- 0.8%

Nextel Communications, Inc., Class A(1)                  250,000   $    5,965,000
---------------------------------------------------------------------------------
                                                                   $    5,965,000
---------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $588,337,997)                                   $  742,195,748
---------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.0%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)   VALUE
-------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.07%, 5/3/04                                        $        15,539   $   15,539,000
-------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $15,539,000)                                     $   15,539,000
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.6%
  (IDENTIFIED COST $603,876,997)                                       $  757,734,748
-------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.4%                                 $    2,695,579
-------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                   $  760,430,327
-------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1)  Non-income producing security.
(2)  Foreign security.

                        See notes to financial statements

TAX-MANAGED VALUE PORTFOLIO as of April 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS

Investments, at value (identified cost, $603,876,997)                    $  757,734,748
Cash                                                                                528
Receivable for investments sold                                               3,627,325
Interest and dividends receivable                                             1,153,282
Tax reclaim receivable                                                           78,590
---------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  762,594,473
---------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $    2,100,490
Payable to affiliate for Trustees' fees                                           1,836
Accrued expenses                                                                 61,820
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $    2,164,146
---------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $  760,430,327
---------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $  606,570,306
Net unrealized appreciation (computed on the basis of identified cost)      153,860,021
---------------------------------------------------------------------------------------
TOTAL                                                                    $  760,430,327
---------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS
ENDED APRIL 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $63,519)                                $    8,440,847
Interest                                                                         37,954
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $    8,478,801
---------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $    2,359,781
Trustees' fees and expenses                                                      12,415
Custodian fee                                                                   126,293
Legal and accounting services                                                    29,716
Miscellaneous                                                                       403
---------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $    2,528,608
---------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $    5,950,193
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $    4,650,842
   Foreign currency transactions                                                  1,907
---------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $    4,652,749
---------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $   31,250,337
   Foreign currency                                                               1,340
---------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $   31,251,677
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $   35,904,426
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $   41,854,619
---------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  APRIL 30, 2004      YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)         OCTOBER 31, 2003
-----------------------------------------------------------------------------------------
From operations --
   Net investment income                             $      5,950,193    $      8,807,153
   Net realized gain                                        4,652,749           5,320,034
   Net change in unrealized
      appreciation (depreciation)                          31,251,677          78,812,382
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $     41,854,619    $     92,939,569
-----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $    106,451,967    $    177,743,922
   Withdrawals                                            (61,288,077)       (159,632,380)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $     45,163,890    $     18,111,542
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $     87,018,509    $    111,051,111
-----------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                               $    673,411,818    $    562,360,707
-----------------------------------------------------------------------------------------
AT END OF PERIOD                                     $    760,430,327    $    673,411,818
-----------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                        SIX MONTHS ENDED                 YEAR ENDED OCTOBER 31,
                                                        APRIL 30, 2004         ---------------------------------------
                                                        (UNAUDITED)                2003         2002          2001(1)
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                         0.69%(2)         0.70%         0.72%          0.70%(2)
   Net investment income                                            1.62%(2)         1.47%         0.99%          0.69%(2)
Portfolio Turnover                                                    14%              76%          213%            45%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                     6.28%           16.40%        (7.99)%           --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)               $        760,430       $  673,412    $  562,361     $  442,447
----------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, July 23, 2001, to October 31, 2001.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

TAX-MANAGED VALUE PORTFOLIO as of April 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2004, the Eaton Vance Tax-Managed Value Fund held approximately 90.2% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade date basis.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2004, the advisory fee amounted to $2,359,781. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $141,684,139 and $102,837,321, respectively, for the six months ended April 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                       $    603,876,997
   ---------------------------------------------------------------------
   Gross unrealized appreciation                        $    155,504,054
   Gross unrealized depreciation                              (1,646,303)
   ---------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                          $    153,857,751
   ---------------------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2004.

INVESTMENT MANAGEMENT

TAX-MANAGED VALUE PORTFOLIO

                     OFFICERS
                     Duncan W. Richardson
                     President

                     Michael R. Mach
                     Vice President and
                     Portfolio Manager

                     Barbara E. Campbell
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     TRUSTEES
                     James B. Hawkes

                     Samuel L. Hayes, III

                     William H. Park

                     Ronald A. Pearlman

                     Norton H. Reamer

                     Lynn A. Stout

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ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-MANAGED VALUE PORTFOLIO

By:   /s/ Duncan W. Richardson
      ---------------------------------
      Duncan W. Richardson
      President


Date: June 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Barbara E. Campbell
      ---------------------------------
      Barbara E. Campbell
      Treasurer


Date: June 17, 2004


By:   /s/ Duncan W. Richardson
      ---------------------------------
      Duncan W. Richardson
      President


Date: June 17, 2004